Financial Instruments and Risk Management - Market Risk (Details)	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure Of Financial Assets And Liabilities [Line Items]
Unrealized mark to market loss (note 25)	$ 10,000,000	$ 44,000,000
Line of credit, maximum borrowing capacity	4,975,000,000
Long-term debt	6,117,000,000	4,570,000,000	$ 2,387,000,000	$ 2,387,000,000
Tax relating to cash flow hedges	(3,000,000)	(3,000,000)
Adjustments for fair value losses (gains), net of put and call options	(1,000,000)	38
Volume hedging selling call options	82,337
Volume hedging buying put options	95,380
Volume hedging selling put options	6,522
Average call option sold price	48.11
Average Purchased Put Price	41.25
Average Sold Put Price	37.00
Unrealized Gain (Loss) On Hedging Instrument, Fair Value Hedges	9	6,000,000
Authorized Capital Commitments, Pre-Registration	1.75		3.0
Realized Gain (Loss) On Hedging Instrument, Fair Value Hedges	88	16,000,000
Hedges of net investment in foreign operations [member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial instruments designated as hedging instruments, at fair value			$ 2,400,000,000	$ 2,400,000,000
Gains (losses) on hedges of net investments in foreign operations, net of tax	44,000,000	146,000,000
Income tax relating to components of other comprehensive income that will not be reclassified to profit or loss	6,000,000	$ 30,000,000
Syndicated Bank Facilities [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Line of credit, maximum borrowing capacity	$ 4,000,000,000